Lord Abbett High Yield Fund

Supplement dated December 8, 2010 to the

Summary Prospectus dated April 1, 2010

The following replaces the corresponding subsection titled “Investment Adviser – Portfolio Managers” on page 8 of the summary prospectus:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Portfolio Manager	2010
Christopher J. Towle, Partner and Director	1998

Please retain this document for your future reference.